Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Revenue from contracts with customers	$ 374,204	$ 327,617	$ 258,877
Employee benefits expense	(111,681)	(78,778)	(69,779)
Carried Interest Allocation	(20,908)	(25,257)	(10,171)
Deferred Consideration	(11,245)	(22,961)	(24,444)
Amortization Expense Except Software Amortization	(30,727)	(22,370)	(17,379)
Administrative expenses	(46,681)	(39,159)	(31,150)
Other gains (losses)	(45,821)	(18,666)	(9,265)
Share of profit (loss) of associates accounted for using equity method	(508)	(753)	(2,351)
Finance income (cost)	(20,640)	(1,674)	8,115
Net Income before income tax	85,993	117,999	102,453
Tax expense (income)	(10,306)	2,816	(8,349)
Net income for year	75,687	120,815	94,104
Profit (loss), attributable to [abstract]
Profit (loss), attributable to owners of parent	71,875	118,400	92,957
Profit (loss), attributable to non-controlling interests	$ 3,812	$ 2,415	$ 1,147
Basic earnings (loss) per share	$ 0.46887	$ 0.79888	$ 0.63141
Diluted earnings (loss) per share	$ 0.46696	$ 0.79634	$ 0.63139